Employee Benefit Plans (Details) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of shares to fair market value (in hundredths)	85.00%
Incentive Award Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	200,000
Number of shares available for grant (in shares)	21,295
Term of awards	10 years
Purchase price of shares to fair market value (in hundredths)	100.00%
Maximum exercise period for vested nonqualified stock option	12 months
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	66,667
Number of shares available for grant (in shares)	1,667
Number of shares eligible for grant on first anniversary (in shares)	833
Award vesting rights	1/12th of the total number of shares will vest on the first day of each calendar month following the date of Option grant
Eighth Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	333,333
Term of awards	10 years
At Market Distribution Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)		707,236
Maximum exercise period for vested nonqualified stock option		12 months